Cash and Cash Equivalents - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Bank overdrafts deducted from cash and cash equivalents	₽ 0	₽ 2,644
Credit risk [member]
Statement [line items]
Short-term deposits	₽ 15,186	₽ 320